Long term incentive programmes	12 Months Ended
Dec. 31, 2024
Long term incentive programs
Long term incentive programs

Note 7

Long term incentive programmes

The following share-based long-term incentive programmes were in place as of 31 December 2024:

(i) In January 2022, the Executive Management and select employees were granted from 10,393 to 55,430 Restricted Share Units (RSU) which fully vested and were issued in July 2024. The total fair value of the RSU allocation is calculated based on the Company's closing share price on Nasdaq Copenhagen A/S on the day of grant, and the value is EUR 394 thousand (EUR 3.3 per RSU). The expense recognised in profit and loss for the year amounts to EUR 53 thousand (EUR 143 thousand in 2023; EUR 157 thousand in 2022).

(ii) In January 2022, the Executive Management and select employees were granted from 10,393 to 55,430 Options in Cadeler shares, which fully vested in May 2024 and expire in April 2027. The strike price ranged from NOK 36.02 to NOK 38.42, depending on the exercise period. The fair value of these options was EUR 160 thousand (EUR 1.3 per RSU) as determined at grant date using the Black-Scholes model. The expense recognised in profit and loss for the year amounts to EUR 13 thousand (EUR 62 thousand in 2023; EUR 69 thousand in 2022). The average remaining contractual life for the options as of 31 December 2024 is 2.3 years.

For the programmes described in (i) and (ii) above, the annualised volatility of the shares of 48.1% is based on the historical volatility of the price of shares, annual risk-free interest rate of 1%, dividend yield of zero, expected life until expiration date and average share price of EUR 3.7.

(iii) In May 2022, the Executive Management and select employees were granted from 43,420 to 221,719 Options in Cadeler shares, which will vest in May 2025 and expire in May 2028. The strike price will be NOK 40.24 and is conditional upon continued employment at Cadeler. The fair value of these options is EUR 761 thousand (EUR 1.3 per RSU) as determined at grant date using the Black-Scholes model. The expense recognised in profit and loss for the year amounts to EUR 237 thousand (EUR 237 thousand in 2023; EUR 114 thousand in 2022). The average remaining contractual life for the options as per 31 December 2024 is 3.3 years. The annualised volatility of the shares of 42.5% is based on the historical volatility of the price of shares, annual risk-free interest rate of 2.8%, dividend yield of zero, expected life until expiration date and average share price of EUR 3.7.

(iv) In January 2023, the Executive Management and select employees were granted from 19,760 to 130,416 Restricted Share Units, which will vest in July 2025 and are conditional upon continued employment at Cadeler. The fair value of the RSU’s is EUR 1.2 million (EUR 3.0 per RSU) as determined at grant date using the Black-Scholes model. The expense recognised in profit and loss for the year amounts to EUR 468 thousand (EUR 498 thousand in 2023). The average remaining contractual life as of 31 December 2024 is 0.5 years. The average share price is NOK 36.56.

(v) In August 2023, the Executive Management and select employees were granted from 88,920 to 385,320 Options in Cadeler shares which will vest in August 2026 and expire in August 2029. The strike price will be NOK 45.49 and vesting is conditional upon continued employment at Cadeler. The fair value of these options is EUR 2.2 million (EUR 1.8 per option) as determined at grant date using the Black-Scholes model. The expense recognised in profit and loss for the year amounts to EUR 419 thousand (EUR 250 thousand in 2023). The average remaining contractual life of the options as of 31 December 2024 is 4.5 years. The annualised volatility of the shares of 61.0% is based on the historical volatility of the price of shares, annual risk-free interest rate of 2.68%, dividend yield of zero, expected life until expiration date and average share price of EUR 3.7.

(vi) In May 2024, the Executive Management was granted a total of 193.011 Restricted Share Units, which will vest at the end of May 2027. The RSU’s expire at the end of May 2030 and are conditional upon continued employment at Cadeler. The fair value of the RSU’s is EUR 1.1 million (EUR 5.6 per RSU) as determined at grant date using the Black-Scholes model. The expense recognised in profit and loss for the year amounts to EUR 206 thousand. The average remaining contractual life as of 31 December 2024 is 5.4 years. The average share price used is NOK 64.2.

Note 7

Long term incentive programmes

Continued from previous page

(vii) In May 2024, the Executive Management and select employees were granted from 140.372 to 245.651 Options in Cadeler shares, which will vest at the end of May 2027 and expire at the end of May 2030. The strike price will be NOK 74.32 and vesting is conditional upon continued employment at Cadeler. The fair value of these options is EUR 1.4 million (EUR 1.4 per option) as determined at grant date using the Black-Scholes model. The expense recognised in profit and loss for the year amounts to EUR 265 thousand. The average remaining contractual life of the options as of 31 December 2024 is 5.4 years. The annualised volatility of the shares of 31.2% is based on the historical volatility of the price of shares, annual risk-free interest rate of 3.63%, dividend yield of zero, expected life until expiration date, and average share price of NOK 64.2.

Accounting policies

Share-based payments

Employees (including senior executives) of the Group receive remuneration in the form of share-based payments, whereby employees render services as consideration for equity instruments (equity-settled transactions).

Equity-settled transactions

The cost of equity-settled transactions is determined by the fair value at the date when the grant is made using an appropriate valuation model.

That cost is recognised in employee benefits expenses, together with a corresponding increase in equity (retained earnings), over the period in which the service and, where applicable, the performance conditions are fulfilled (the vesting period). The cumulative expense recognised for equity-settled transactions at each reporting date until the vesting date reflects the extent to which the vesting period has expired and the Group’s best estimate of the number of equity instruments that will ultimately vest. The expense or credit in the statement of profit or loss for a period represents the movement in cumulative expense recognised as at the beginning and end of that period.

Service and non-market performance conditions are not taken into account when determining the grant date fair value of awards, but the likelihood of the conditions being met is assessed as part of the Group’s best estimate of the number of equity instruments that will ultimately vest. Market performance conditions are reflected within the grant date fair value.

Any other conditions attached to an award, but without an associated service requirement, are considered to be non-vesting conditions. Non-vesting conditions are reflected in the fair value of an award and lead to an immediate expensing of an award unless there are also service and/or performance conditions.

No expense is recognised for awards that do not ultimately vest because non-market performance and/or service conditions have not been met.

Where awards include a market or non-vesting condition, the transactions are treated as vested irrespective of whether the market or non-vesting condition is satisfied, provided that all other performance and/or service conditions are satisfied.

The dilutive effect of outstanding options is reflected as additional share dilution in the computation of diluted earnings per share in a loss situation only if loss per share decreases.

Note 7

Long term incentive programmes

Continued from previous page

	2024				2023				2022
	Executive		Other		Executive		Other		Executive		Other
	management		employees		management		employees		management		employees
Outstanding instruments – Options	Number	WAEP[1]	Number	WAEP¹	Number	WAEP¹	Number	WAEP[1]	Number	WAEP¹	Number	WAEP[1]
Outstanding at 1 January	967,029	3.47	894,123	3.46	344,589	3.16	330,963	3.15	—	—	—	—
Granted during the year	386,023	6.24	631,674	6.24	622,440	3.64	563,160	3.64	344,589	3.16	330,963	3.15
Forfeited during the year	—	—	—	—	—	—	—	—	—	—	—	—
Exercised during the year	—	3.03	(38,108)	—	—	—	—	—	—	—	—	—
Expired during the year	—	—	—	—	—	—	—	—	—	—	—	—
Outstanding at 31 December	1,353,052	4.39	1,487,689	4.76	967,029	3.47	894,123	3.46	344,589	3.16	330,963	3.15

	2024				2023				2022
	Executive		Other		Executive		Other		Executive		Other
	management		employees		management		employees		management		employees
Outstanding instruments - RSU	Number	WAEP¹	Number	WAEP¹	Number	WAEP¹	Number	WAEP¹	Number	WAEP¹	Number	WAEP¹
Outstanding at 1 January	245,126	—	271,327	—	55,430	—	65,823	—	—	—	—	—
Granted during the year	193,011	—	—	—	189,696	—	205,504	—	55,430	—	65,823	—
Forfeited during the year	—	—	—	—	—	—	—	—	—	—	—	—
Exercised during the year	(55,430)	—	(65,823)	—	—	—	—	—	—	—	—	—
Expired during the year	—	—	—	—	—	—	—	—	—	—	—	—
Outstanding at 31 December	382,707	—	205,504	—	245,126	—	271,327	—	55,430	—	65,823	—

1EUR Weighted average exercise price (WAEP).